CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Assets:
Cash and due from banks	¥ 2,524,631	¥ 2,290,377
Interest-bearing deposits in other banks	53,048,350	49,883,912
Call loans and funds sold	1,454,185	1,102,296
Receivables under resale agreements	14,872,079	12,751,085
Receivables under securities borrowing transactions	2,355,125	2,338,796
Trading account assets	35,330,944	24,652,067
Investments (Note 3):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,120,839 million at March 31, 2022 and ¥1,389,462 million at September 30, 2022), net of allowance	23,743,660	31,673,890
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,019,391 million at March 31, 2022 and ¥1,223,062 million at September 30, 2022)	2,072,468	1,519,055
Equity securities	3,439,981	3,572,908
Other investments	626,148	582,388
Loans (Notes 4 and 5)	98,334,291	90,290,583
Allowance for credit losses on loans	(710,746)	(809,817)
Loans, net of allowance	97,623,545	89,480,766
Premises and equipment—net	1,680,618	1,704,067
Due from customers on acceptances	376,369	271,877
Accrued income	422,673	322,025
Goodwill	96,141	92,695
Intangible assets	48,926	47,939
Deferred tax assets	516,091	277,319
Other assets (Note 6)	10,519,434	8,987,242
Total assets	250,751,368	231,550,704
Liabilities and equity:
Noninterest-bearing deposits	27,849,570	32,844,872
Interest-bearing deposits	94,941,299	91,425,213
Noninterest-bearing deposits	2,569,090	2,500,823
Interest-bearing deposits	39,592,020	30,407,376
Due to trust accounts	350,124	390,247
Call money and funds purchased	1,572,353	1,278,051
Payables under repurchase agreements (Note 19)	23,767,150	20,069,566
Payables under securities lending transactions (Note 19)	1,490,659	1,360,743
Other short-term borrowings	3,593,275	7,566,771
Trading account liabilities	24,229,013	14,859,383
Bank acceptances outstanding	376,369	271,877
Income taxes payable	78,575	62,697
Deferred tax liabilities	20,752	29,033
Accrued expenses	316,980	203,383
Long-term debt	13,546,803	12,578,216
Other liabilities (Note 6)	7,020,295	6,260,222
Total	241,314,327	222,108,473
Commitments and contingencies (Note 14)
MHFG shareholders' equity:
Common stock (Note 7)-no par value, authorized 4,800,000,000 shares at March 31, 2022 and September 30, 2022, and issued 2,539,249,894 shares at March 31, 2022 and September 30, 2022	5,832,367	5,816,834
Retained earnings	2,185,055	2,665,608
Accumulated other comprehensive income(loss), net of tax (Note 8)	698,835	440,112
Less: Treasury stock, at cost-Common stock 4,659,024 shares at March 31, 2022, and 4,930,963 shares at September 30, 2022	(8,552)	(8,342)
Total MHFG shareholders' equity	8,707,705	8,914,212
Noncontrolling interests	729,336	528,019
Total equity	9,437,041	9,442,231
Total liabilities and equity	250,751,368	231,550,704
Consolidated VIEs
Assets:
Cash and due from banks	1,664	2,243
Interest-bearing deposits in other banks	175,768	71,573
Call loans and funds sold	223,503	162,578
Trading account assets	2,540,402	2,222,902
Investments (Note 3):
Investments	253,654	238,624
Loans, net of allowance	8,503,789	8,347,880
Other assets (Note 6)	475,885	529,178
Total assets	12,174,665	11,574,978
Liabilities and equity:
Payables under securities lending transactions (Note 19)	118,768	51,752
Other short-term borrowings	129,240	53,668
Trading account liabilities	31,621	51,019
Long-term debt	1,217,297	1,024,067
Other liabilities (Note 6)	1,059,776	1,041,938
Total	¥ 2,556,702	¥ 2,222,444